Financial risk management - Summary of offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 81,986,045	₩ 79,117,494
Gross amounts of recognized financial liabilities set off in the statement of financial position	41,653,745	41,649,523
Net amounts of financial assets presented in the statement of financial position	40,332,300	37,467,971
Related amounts not set off in the statement of financial position (Financial instruments)	30,340,451	27,489,704
Related amounts not set off in the statement of financial position (Cash collateral received)	473,252	409,487
Net amount	9,518,597	9,568,780
Derivatives
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	6,523,848	3,821,253
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	6,523,848	3,821,253
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	7,435,655	7,873,305
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	7,435,655	7,873,305
Related amounts not set off in the statement of financial position (Financial instruments)	10,950,859	9,509,183
Related amounts not set off in the statement of financial position (Cash collateral received)	473,252	409,487
Net amount	2,535,392	1,775,888
Bonds sold under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	12,991,705	12,749,800
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	12,991,705	12,749,800
Related amounts not set off in the statement of financial position (Financial instruments)	12,839,843	12,618,359
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	151,862	131,441
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	4,673,143	2,648,248
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	4,673,143	2,648,248
Related amounts not set off in the statement of financial position (Financial instruments)	4,660,603	2,648,248
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	12,540	0
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	45,282,683	44,872,022
Gross amounts of recognized financial liabilities set off in the statement of financial position	39,247,867	38,171,649
Net amounts of financial assets presented in the statement of financial position	6,034,816	6,700,373
Related amounts not set off in the statement of financial position (Financial instruments)	0	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	6,034,816	6,700,373
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	4,933,264	7,082,779
Gross amounts of recognized financial liabilities set off in the statement of financial position	2,405,878	3,477,874
Net amounts of financial assets presented in the statement of financial position	2,527,386	3,604,905
Related amounts not set off in the statement of financial position (Financial instruments)	1,767,831	2,668,065
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	759,555	936,840
Insurance receivables
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	145,747	70,087
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	145,747	70,087
Related amounts not set off in the statement of financial position (Financial instruments)	121,315	45,849
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 24,432	₩ 24,238